OTHER BORROWINGS (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Summary of other borrowings [Abstract]
Advances from the Federal Home Loan Bank	$ 17,181,000	$ 17,622,000
Other	7,000	3,000
Total	17,188,000	17,625,000
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Federal home loan bank, advances, interest rate, minimum (in hundredths)	133.00%
Federal home loan bank, advances, interest rate, maximum (in hundredths)	159.00%
Unused borrowing capacity with FHLB	150,700,000
Interest expense on FHLB advances	1,100,000	1,200,000	1,400,000
FHLB advances terminated with no gain or loss	0	3,000,000	33,000,000
FHLB stock as percentages of unpaid principal balance (in hundredths)	1.00%
FHLB stock as percentages of outstanding advances (in hundredths)	5.00%
Summary of repayments of FHLB Advances [Abstract]
Available for sale and loans, pledged to secure other borrowings	785,700,000
Federal Reserve Bank Advances [Member]
Federal Reserve Bank - Short-term borrowings [Line Items]
Unused borrowing capacity with the FRB	276,700,000
Fixed-Rate Advances [Member]
Federal Home Loan Bank, Advances, Fiscal Year Maturity [Abstract]
2014, Amount	4,240,000	4,240,000
2016, Amount	2,313,000	2,413,000
2017, Amount	1,377,000	1,429,000
2018, Amount	5,888,000	6,089,000
2019 and thereafter, Amount	3,363,000	3,451,000
Total FHLB advances, Amount	17,181,000	17,622,000
Federal Home Loan Bank, Advances, Maturities Summary, Average Interest Rate of Amounts Due [Abstract]
2014, Rate (in hundredths)	5.73%	5.73%
2016, Rate (in hundredths)	6.55%	6.55%
2017, Rate (in hundredths)	7.04%	7.04%
2018, Rate (in hundredths)	5.99%	5.99%
2019 and thereafter, Rate (in hundredths)	7.49%	7.49%
Total FHLB advances, Rate (in hundredths)	6.38%	6.38%
Advances from Federal Home Loan Bank ("FHLB") [Member]
Summary of repayments of FHLB Advances [Abstract]
2014	4,717,000
2015	515,000
2016	2,521,000
2017	1,587,000
2018	5,042,000
2019 and thereafter	2,799,000
Total	$ 17,181,000